MUSQ Global Music Industry Index ETF

Schedule of Investments

July 31, 2026 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 99.6%

Germany — 6.2%
Communication Services — 6.2%
CTS Eventim	20,418	$1,374,277

Japan — 13.4%
Communication Services — 3.2%
Avex	84,800	703,005

Consumer Discretionary — 10.2%
PIA	11,100	198,333
Roland	26,500	699,843
Sony Group	8,800	209,299
Yamaha	149,800	1,169,893
		2,277,368
		2,980,373

Netherlands — 7.4%
Communication Services — 7.4%
Universal Music Group	99,130	1,646,369

South Korea — 16.3%
Communication Services — 16.3%
CUBE ENTERTAINMENT*	816	3,016
HYBE	8,644	1,023,432
JYP Entertainment	37,449	1,134,740
SM Entertainment	16,023	768,726
YG Entertainment	25,628	685,774
		3,615,688

Taiwan — 0.8%
Consumer Discretionary — 0.8%
Merry Electronics	73,913	183,416

United States — 55.5%
Communication Services — 39.4%
Alphabet, Cl A	3,219	1,146,382
Live Nation Entertainment*	11,533	2,008,241
Madison Square Garden Entertainment, Cl A*	14,256	1,101,419
Reservoir Media*	65,784	673,628
Sphere Entertainment*	1,371	196,396
Spotify Technology*	4,235	2,117,246
Stubhub Holdings, Cl A*	20,370	171,923
Warner Music Group, Cl A	49,893	1,295,222
		8,710,457

Consumer Discretionary — 10.4%
Amazon.com*	4,528	1,229,714
Sonos*	74,551	1,092,918
		2,322,632

Information Technology — 5.7%
Apple	3,360	1,037,938
Description	Shares	Fair Value

United States — continued
Information Technology — continued
Dolby Laboratories, Cl A	3,725	$219,067
		1,257,005
		12,290,094

Total Common Stock
(Cost $19,869,675)		22,090,217

Total Investments - 99.6%
(Cost $19,869,675)		$22,090,217

Percentages are based on net assets of $22,180,924.

††	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

Cl — Class

MUS-QH-001-0700